Segment information - Income statement related (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information
Net revenues	SFr 22,389	SFr 22,484	SFr 20,920
Income/(loss) before taxes	3,467	4,720	3,372
Switzerland
Segment Reporting Information
Net revenues	7,719	8,434	7,646
Income/(loss) before taxes	1,770	2,985	1,924
EMEA
Segment Reporting Information
Net revenues	3,885	1,962	1,686
Income/(loss) before taxes	(124)	(1,786)	(2,082)
Americas
Segment Reporting Information
Net revenues	7,614	9,103	8,731
Income/(loss) before taxes	1,577	3,409	3,452
Asia Pacific
Segment Reporting Information
Net revenues	3,171	2,985	2,857
Income/(loss) before taxes	244	112	78
Operating Segments [Member] | Swiss Universal Bank
Segment Reporting Information
Net revenues	5,615	5,905	5,443
Income/(loss) before taxes	2,104	2,573	1,991
Operating Segments [Member] | International Wealth Management
Segment Reporting Information
Net revenues	4,837	5,816	5,320
Income/(loss) before taxes	1,052	2,065	1,610
Operating Segments [Member] | Asia Pacific
Segment Reporting Information
Net revenues	3,155	3,029	2,759
Income/(loss) before taxes	828	922	632
Operating Segments [Member] | Investment Bank
Segment Reporting Information
Net revenues	9,098	8,161	8,004
Income/(loss) before taxes	1,655	1,026	818
Corporate Center
Segment Reporting Information
Net revenues	(316)	(427)	102
Income/(loss) before taxes	(2,172)	(1,866)	(298)
Bank
Segment Reporting Information
Net revenues	22,503	22,686	20,820
Income/(loss) before taxes	3,211	4,393	2,856
Bank | Switzerland
Segment Reporting Information
Net revenues	8,659	9,239	8,047
Income/(loss) before taxes	2,477	3,259	1,927
Bank | EMEA
Segment Reporting Information
Net revenues	3,162	1,244	1,164
Income/(loss) before taxes	(847)	(2,574)	(2,520)
Bank | Americas
Segment Reporting Information
Net revenues	7,765	9,253	8,750
Income/(loss) before taxes	1,419	3,348	3,344
Bank | Asia Pacific
Segment Reporting Information
Net revenues	2,917	2,950	2,859
Income/(loss) before taxes	162	360	105
Bank | Operating Segments [Member] | Swiss Universal Bank
Segment Reporting Information
Net revenues	5,615	5,905	5,443
Income/(loss) before taxes	2,104	2,573	1,991
Bank | Operating Segments [Member] | International Wealth Management
Segment Reporting Information
Net revenues	4,837	5,816	5,320
Income/(loss) before taxes	1,052	2,065	1,610
Bank | Operating Segments [Member] | Asia Pacific
Segment Reporting Information
Net revenues	3,155	3,029	2,759
Income/(loss) before taxes	828	922	632
Bank | Operating Segments [Member] | Investment Bank
Segment Reporting Information
Net revenues	9,098	8,161	8,004
Income/(loss) before taxes	1,655	1,026	818
Bank | Adjustments
Segment Reporting Information
Net revenues	(202)	(225)	(706)
Income/(loss) before taxes	SFr (2,428)	SFr (2,193)	SFr (2,195)